Other revenues	12 Months Ended
Dec. 31, 2018
Revenues [Abstract]
Other revenues
Other revenues

Other revenues consist of the following:

	Successor	Predecessor
(In $ millions)	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018	Year ended December 31, 2017	Year ended December 31, 2016
Related party revenues	46	43	110	100
Amortization of unfavorable contracts	—	21	43	65
External management fees with third parties	—	—	1	19
Early termination fees	—	8	8	69
Total	46	72	162	253

Related party revenues - Related party revenue relate to management support and administrative services provided during the year to Seadrill Partners, SeaMex and Northern Drilling. Refer to Note 30 - Related party transactions for more information.

Amortization of unfavorable contracts - We recognize an intangible asset or liability if we acquire a drilling contract in a business combination and the contract had a dayrate that was above or below market rates at the time of the business combination. For the periods before emergence from Chapter 11 and the application of fresh start accounting, we classified the amortization of these intangible assets or liabilities within other revenues. For the periods after emergence from Chapter 11 and the application of fresh start accounting, we have applied a new accounting policy, which is to classify amortization of these intangible assets and liabilities within operating expenses. The unfavorable contract values in the Predecessor periods arose from our acquisition of Sevan Drilling Limited.

External management fees - External management fees relate to the operational, administrative and support services that we provide to Sapura Energy as part of the agreement that Seadrill entered into when we sold majority of the tender rig business. As the associated rigs were not operational from April 2017 no further management fees were recognized after this date.

Early termination fees - Other revenues for the period from January 1, 2018 through July 1, 2018 and the year ended December 31, 2017 and December 31, 2016 included early termination fee revenue. The termination fee revenue in the period from January 1, 2018 through July 1, 2018 relates to the fees recognized for the West Pegasus, the termination revenue in 2017 relates to the West Hercules and in 2016 to the West Hercules and West Epsilon. The total termination fee for the West Hercules was $66 million, with $58 million of revenue recognized in 2016 and remaining $8 million recognized in 2017.